Other Income - Summary of Other Income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other Income (Expense) [Abstract]
Government grants and tax incentives	$ 2,570	$ 1,468
Income from government grants	$ 2,500	900
Revenue from government as an incentive for research and development		$ 600